RELATED PARTIES TRANSACTIONS	12 Months Ended
Jun. 30, 2016
ATI Modular Technology Corp
RELATED PARTIES TRANSACTIONS

NOTE 5. RELATED PARTIES TRANSACTIONS

AmericaTowne Inc. (AmericaTowne) a Delaware Corporation and Yilaime Corporation, a Nevada corporation ("Yilaime") and AXP Holding Corporation are related parties to the Company. Yilaime is a "Control Party" to AmericaTowne because it has title to greater than 50% of the issued and outstanding shares of common stock in the Company. Alton Perkins is the majority shareholder and controlling principal of Yilaime, AmericaTowne, and AXP Holding Corporation and the Company. Mr. Perkins directs all major activities and operating policies of each entity. The common control may result in operating results or a financial position significantly different from that, which would have been obtained if the enterprises were autonomous. Further, pursuant to ASC 850-10-50-6 the Company lists and provides details for all material Related Party transactions so that readers of the financial statements can better assess and predict the possible impact on performance.

In addition, Joseph Arcaro is the Company’s prior Chief Executive Officer, Chief Financial Officer, Secretary and Chairman of the Board of Directors.

Nature of Related Parties' Relationship

The Company entered into a Sales and Support Services Agreement with Yilaime on June 27, 2016 (the "Service Agreement") wherein for an exclusive agreement and a fee Yilaime will provide the Company with marketing, sales and support services. In addition to these fees, Yilaime has to pay an Operations Fee to the Company for exclusive rights. Mr. Perkins is the Chief Executive Officer of the Company and is the majority shareholder and controlling person of Yilaime. The Company entered into a Modular Construction and Technology Service Agreement with AmericaTowne Inc. on June 28, 2016. The agreement allows AmericaTowne to utilize anticipated modular construction technology. Further on June 29, 2016, the Company entered into a Service Provider Agreement with AXP Holding Corporation an Interest Charge - Domestic International Sales Corporation ("IC-DISC") that allows the Company to take certain tax benefits where appropriate. The Company recognizes and confirms the requirements in ACS 850-10-50-6 to disclose all related party transactions between the Company and related party transactions and or relationships.

The Company also leased office space from Yilaime for $2,500/month.

Pursuant to ASC 850-10-50-6, the Company makes the following transaction disclosures for year ending or as of June 30, 2016:

For Statement of Operations:

(a) $125,000 in revenues for AmericaTowne agreements with the Company;

(b) $2,500 for general and administrative expenses for rent expenses the Company paid to Yilaime towards its lease agreement;

(c) $100,000 of compensation expense by issuing 100,000,000 shares to Joseph Arcaro; and

(d) $3,859 other income of debt forgiveness from Joseph Arcaro.

For Balance Sheet

(a) $118,750 net account receivables AmericaTowne owes to the Company;

(b) $19,241 advances to officers-Alton Perkins; and

(c) $30,000 deposit from customers- Yilaime.